Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
2018 (July to December)	$137,006
2019	273,856
2020	162,055
2021	---
2022	---

Total	$572,917

2018	$281,460
2019	273,856
2020	162,055
2021	---
2022	---

Total	$717,371